UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.0%
Equity — 33.4%
8,461,886	Goldman Sachs Structured International Equity Fund—9.4%	$57,202,348
5,360,026	Goldman Sachs Structured Large Cap Value Fund—5.8%	35,322,572
5,475,069	Goldman Sachs Structured Small Cap Equity Fund—5.8%	35,149,945
3,975,726	Goldman Sachs Structured Large Cap Growth Fund—5.3%	32,203,382
3,133,938	Goldman Sachs Structured Emerging Markets Equity Fund—2.3%	13,883,347
1,497,006	Goldman Sachs Emerging Markets Equity Fund—2.1%	12,979,039
1,360,215	Goldman Sachs Structured International Small Cap Fund—1.0%	5,903,333
1,278,557	Goldman Sachs International Real Estate Securities Fund—0.9%	5,523,365
789,038	Goldman Sachs Real Estate Securities Fund—0.8%	4,489,629

		202,656,960

Fixed Income — 66.6%
25,533,555	Goldman Sachs Short Duration Government Fund—43.4%	263,761,621
7,739,981	Goldman Sachs Global Income Fund—15.7%	95,046,965
3,353,170	Goldman Sachs High Yield Fund—2.9%	17,402,950
1,093,207	Goldman Sachs Emerging Markets Debt Fund—1.6%	10,057,504
1,326,515	Goldman Sachs Local Emerging Markets Debt Fund—1.6%	9,590,702
1,686,622	Goldman Sachs Commodity Strategy Fund—1.4%	8,382,512

		404,242,254

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.0%		$606,899,214

Principal	Interest	Maturity
Amount	Rate	Date	Value
REPURCHASE AGREEMENT(a) — 0.0%
Joint Repurchase Agreement Account II
$100,000	0.273%	04/01/09	$100,000
Maturity Value: $100,001

TOTAL INVESTMENTS — 100.0%			$606,999,214

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(11,154)

NET ASSETS — 100.0%			$606,988,060

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Joint repurchase agreement was entered into on March 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$787,693,874

Gross unrealized gain	10,251,617
Gross unrealized loss	(190,946,277)

Net unrealized security loss	$(180,694,660)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.3%
Equity — 97.9%
21,402,712	Goldman Sachs Structured International Equity Fund—32.1%	$144,682,335
11,471,421	Goldman Sachs Structured Large Cap Growth Fund—20.6%	92,918,506
13,707,175	Goldman Sachs Structured Large Cap Value Fund—20.0%	90,330,283
7,232,614	Goldman Sachs Structured Small Cap Equity Fund—10.3%	46,433,383
2,761,792	Goldman Sachs Emerging Markets Equity Fund—5.3%	23,944,736
4,677,791	Goldman Sachs Structured Emerging Markets Equity Fund—4.6%	20,722,615
2,119,126	Goldman Sachs International Real Estate Securities Fund—2.0%	9,154,625
1,252,785	Goldman Sachs Real Estate Securities Fund—1.6%	7,128,347
1,476,966	Goldman Sachs Structured International Small Cap Fund—1.4%	6,410,032

		441,724,862

Fixed Income — 2.4%
2,156,372	Goldman Sachs Commodity Strategy Fund—2.4%	10,717,171

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.3%		$452,442,033

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,256,238)

NET ASSETS — 100.0%		$451,185,795

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$897,394,041

Gross unrealized gain	—
Gross unrealized loss	(444,952,008)

Net unrealized security loss	$(444,952,008)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.1%
Equity — 53.1%
41,256,978	Goldman Sachs Structured International Equity Fund—15.7%	$278,897,170
27,649,911	Goldman Sachs Structured Large Cap Value Fund—10.2%	182,212,915
22,089,924	Goldman Sachs Structured Large Cap Growth Fund—10.1%	178,928,385
21,506,253	Goldman Sachs Structured Small Cap Equity Fund—7.8%	138,070,146
6,621,543	Goldman Sachs Emerging Markets Equity Fund—3.2%	57,408,778
12,824,224	Goldman Sachs Structured Emerging Markets Equity Fund—3.2%	56,811,314
4,530,274	Goldman Sachs Structured International Small Cap Fund—1.1%	19,661,388
4,260,372	Goldman Sachs International Real Estate Securities Fund—1.0%	18,404,806
2,631,705	Goldman Sachs Real Estate Securities Fund—0.8%	14,974,401

		945,369,303

Fixed Income — 47.0%
39,303,524	Goldman Sachs Global Income Fund—27.1%	482,647,269
17,295,642	Goldman Sachs Core Fixed Income Fund—8.1%	143,553,827
14,877,896	Goldman Sachs High Yield Fund—4.3%	77,216,282
3,712,866	Goldman Sachs Short Duration Government Fund—2.2%	38,353,904
3,643,741	Goldman Sachs Emerging Markets Debt Fund—1.9%	33,522,418
4,396,182	Goldman Sachs Local Emerging Markets Debt Fund—1.8%	31,784,394
5,776,562	Goldman Sachs Commodity Strategy Fund—1.6%	28,709,514

		835,787,608

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.1%		$1,781,156,911

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)%		(2,520,868)

NET ASSETS — 100.0%		$1,778,636,043

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$2,763,517,850

Gross unrealized gain	2,934,868
Gross unrealized loss	(985,295,807)

Net unrealized security loss	$(982,360,939)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.2%
Equity — 78.1%
45,335,656	Goldman Sachs Structured International Equity Fund—24.1%	$306,469,034
26,768,882	Goldman Sachs Structured Large Cap Growth Fund—17.0%	216,827,946
32,377,581	Goldman Sachs Structured Large Cap Value Fund—16.8%	213,368,260
17,067,498	Goldman Sachs Structured Small Cap Equity Fund—8.6%	109,573,335
6,233,454	Goldman Sachs Emerging Markets Equity Fund—4.2%	54,044,050
11,163,902	Goldman Sachs Structured Emerging Markets Equity Fund—3.9%	49,456,085
3,683,190	Goldman Sachs Structured International Small Cap Fund—1.3%	15,985,044
3,683,265	Goldman Sachs International Real Estate Securities Fund—1.2%	15,911,706
2,130,328	Goldman Sachs Real Estate Securities Fund—1.0%	12,121,565

		993,757,025

Fixed Income — 22.1%
12,621,059	Goldman Sachs Core Fixed Income Fund—8.2%	104,754,789
4,853,377	Goldman Sachs Global Income Fund—4.7%	59,599,467
7,596,262	Goldman Sachs High Yield Fund—3.1%	39,424,602
2,973,979	Goldman Sachs Emerging Markets Debt Fund—2.2%	27,360,611
3,591,312	Goldman Sachs Local Emerging Markets Debt Fund—2.0%	25,965,184
4,720,436	Goldman Sachs Commodity Strategy Fund—1.9%	23,460,566

		280,565,219

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.2%		$1,274,322,244

Principal	Interest	Maturity
Amount	Rate	Date	Value
REPURCHASE AGREEMENT(a) — 0.1%
Joint Repurchase Agreement Account II
$500,000	0.273%	04/01/09	$500,000
Maturity Value: $500,004

TOTAL INVESTMENTS — 100.3%			$1,274,822,244

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(3,278,924)

NET ASSETS — 100.0%			$1,271,543,320

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Joint repurchase agreement was entered into on March 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$2,286,008,901

Gross unrealized gain	302,910
Gross unrealized loss	(1,011,489,567)

Net unrealized security loss	$(1,011,186,657)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.2%
Equity — 34.0%
477,489	Goldman Sachs U.S. Equity Dividend and Premium Fund—17.2%	$2,879,260
303,864	Goldman Sachs International Equity Dividend and Premium Fund—9.7%	1,631,752
174,804	Goldman Sachs International Real Estate Securities Fund—4.5%	755,153
77,234	Goldman Sachs Real Estate Securities Fund—2.6%	439,461

		5,705,626

Fixed Income — 66.2%
490,264	Goldman Sachs High Yield Fund—15.2%	2,544,470
239,843	Goldman Sachs Investment Grade Credit Fund—11.1%	1,858,784
170,648	Goldman Sachs Emerging Markets Debt Fund—9.4%	1,569,962
206,424	Goldman Sachs Local Emerging Markets Debt Fund—8.9%	1,492,442
151,154	Goldman Sachs U.S. Mortgages Fund—8.4%	1,404,224
64,992	Goldman Sachs Government Income Fund—5.8%	982,675
75,056	Goldman Sachs Ultra-Short Duration Government Fund—3.9%	658,244
47,270	Goldman Sachs Global Income Fund—3.5%	580,472

		11,091,273

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.2%		$16,796,899

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(29,913)

NET ASSETS — 100.0%		$16,766,986

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$24,056,350

Gross unrealized gain	19,288
Gross unrealized loss	(7,278,739)

Net unrealized security loss	$(7,259,451)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 99.8%
Equity — 40.7%
2,836,628	Goldman Sachs International Small Cap Fund—15.1%	$24,366,638
3,770,032	Goldman Sachs Concentrated Emerging Markets Equity Fund—11.6%	18,661,658
2,862,765	Goldman Sachs International Real Estate Securities Fund—7.7%	12,367,145
1,292,705	Goldman Sachs Real Estate Securities Fund—4.5%	7,355,493
333,553	Goldman Sachs Emerging Markets Equity Fund—1.8%	2,891,906

		65,642,840

Fixed Income — 59.1%
5,660,984	Goldman Sachs Commodity Strategy Fund—17.5%	28,135,093
4,726,319	Goldman Sachs High Yield Fund—15.2%	24,529,596
3,034,094	Goldman Sachs Local Emerging Markets Debt Fund—13.6%	21,936,496
2,237,164	Goldman Sachs Emerging Markets Debt Fund—12.8%	20,581,905

		95,183,090

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 99.8%		$160,825,930

Principal	Interest	Maturity
Amount	Rate	Date	Value
REPURCHASE AGREEMENT(a) — 0.6%
Joint Repurchase Agreement Account II
$900,000	0.273%	04/01/09	$900,000
Maturity Value: $900,007

TOTAL INVESTMENTS — 100.4%			$161,725,930

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(648,231)

NET ASSETS — 100.0%			$161,077,699

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Joint repurchase agreement was entered into on March 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$263,312,715

Gross unrealized gain	920
Gross unrealized loss	(101,587,705)

Net unrealized security loss	$(101,586,785)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios as well as the Underlying Funds is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by reputable securities dealers. The pricing services may use valuation models or matrix pricing, which considers either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time it determines an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Fair Value of Investments — Under FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), the fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2—Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Portfolio investments categorized in the fair value hierarchy. All amounts in the following table reflect Investments in Securities Long-Assets:

		Equity	Growth and
	Balanced	Growth	Income	Growth	Income	Satellite
Level	Strategy	Strategy	Strategy	Strategy	Strategies	Strategies

Level 1	$606,899,214	$452,442,033	$1,781,156,911	$1,274,322,244	$16,796,899	$160,825,930
Level 2	100,000	—	—	500,000	—	900,000
Level 3	—	—	—	—	—	—

Total	$606,999,214	$452,442,033	$1,781,156,911	$1,274,822,244	$16,796,899	$161,725,930

Repurchase Agreements — The Portfolios may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period that the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II— At March 31, 2009, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Balanced Strategy	$100,000

Growth Strategy	500,000

Satellite Strategies	900,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,700,000,000	0.25%	04/01/09	$1,700,011,805

Barclays Capital, Inc.	3,250,000,000	0.32	04/01/09	3,250,028,889

Citigroup Global Markets, Inc.	1,000,000,000	0.28	04/01/09	1,000,007,778

Credit Suisse Securities (USA) LLC	3,000,000,000	0.25	04/01/09	3,000,020,833

Deutsche Bank Securities, Inc.	3,002,900,000	0.25	04/01/09	3,002,920,853

Greenwich Capital Markets	500,000,000	0.30	04/01/09	500,004,167

JPMorgan Securities	3,050,000,000	0.29	04/01/09	3,050,024,569

Merrill Lynch & Co., Inc.	750,000,000	0.25	04/01/09	750,005,208

Morgan Stanley & Co.	500,000,000	0.22	04/01/09	500,003,056

UBS Securities LLC	300,000,000	0.23	04/01/09	300,001,917

UBS Securities LLC	200,000,000	0.30	04/01/09	200,001,667

TOTAL				$17,253,030,742

At March 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.380% to 6.900%, due 04/01/09 to 11/15/18; Federal Home Loan Mortgage Corp., 1.250% to 11.000%, due 05/12/09 to 01/01/48; Federal National Mortgage Association, 3.050% to 16.000%, due 04/01/09 to 02/01/49; Government National Mortgage Association, 5.500% due 07/20/38; Tennessee Valley Authority, 5.500% to 6.790%, due 05/23/12 to 07/18/17; U.S. Treasury Bills, 0.000%, due 12/17/09; U.S. Treasury Notes, 4.750%, due 02/15/10. The aggregate market value of the collateral, including accrued interest, was $17,671,414,639.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 29, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	May 29, 2009

* Print the name and title of each signing officer under his or her signature.